As Filed with the Securities and Exchange Commission on September 19, 2022

1933 Act File No. 33-36528

1940 Act File No. 811-06161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 218	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 224	☒

Virtus Investment Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President and Senior Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 28, 2022 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Signature Page

This filing incorporates by reference Parts A and B of Registrant’s Post-Effective Amendment No. 216 filed with the Securities and Exchange Commission on October 27, 2021 as Accession No. 0001193125-21-309472, and the Part C of Registrant’s Post-Effective Amendment No. 217 filed with the Securities and Exchange Commission on July 21, 2022 as Accession No. 0000930413-22-001317. This Post-Effective Amendment No. 218 is being filed for the sole purpose of delaying the effectiveness of the Registrant’s Post-Effective Amendment No. 217 to its Registration Statement until September 28, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 19th day of September, 2022.

VIRTUS INVESTMENT TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 19th day of September, 2022.

Signature	Title

/s/ George R. Aylward	Trustee, President and Chief Executive Officer
George R. Aylward /s/ W. Patrick Bradley	Treasurer and Chief Financial Officer
W. Patrick Bradley *	Trustee
Donald C. Burke *	Trustee
Sarah E. Cogan *	Trustee
Deborah A. DeCotis *	Trustee
F. Ford Drummond

*	Trustee
Sydney E. Harris *	Trustee
John R. Mallin *	Trustee
Connie D. McDaniel *	Trustee
Philip McLoughlin

*	Trustee
Geraldine M. McNamara *	Trustee
R. Keith Walton

Brian T. Zino	Trustee

*By: /s/ George R. Aylward
George R. Aylward, Attorney-In-Fact, pursuant to a power of attorney